Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
C000015273 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilmington New York Municipal Bond Fund — Class A (including 4.5% maximum sales load)
Average Annual Return, Percent	(3.14%)	(0.28%)	0.62%
C000015275 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilmington New York Municipal Bond Fund — Class I
Average Annual Return, Percent	1.68%	0.91%	1.34%
C000015059 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilmington International Fund — Class I
Average Annual Return, Percent	14.00%	9.11%	4.40%
C000015057 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilmington International Fund — Class A (including 5.5% maximum sales load)
Average Annual Return, Percent	7.48%	7.63%	3.63%
C000015042 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilmington Enhanced Dividend Income Strategy Fund — Class A (including 5.5% maximum sales load)
Average Annual Return, Percent	1.95%	8.26%	5.11%
C000015044 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilmington Enhanced Dividend Income Strategy Fund — Class I
Average Annual Return, Percent	8.19%	9.76%	5.97%
C000015051 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilmington Broad Market Bond Fund — Class A (including 4.5% maximum sales load)
Average Annual Return, Percent	2.62%	(1.56%)	0.69%
C000015053 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilmington Broad Market Bond Fund — Class I
Average Annual Return, Percent	7.66%	(0.33%)	1.48%
C000107169 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilmington Real Asset Fund — Class I
Average Annual Return, Percent	8.70%	7.43%	3.30%
C000107168 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilmington Real Asset Fund — Class A (including 5.5% maximum sales load)
Average Annual Return, Percent	2.44%	5.94%	2.46%
C000107170 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilmington Global Alpha Equities Fund — Class A (including 5.5% maximum sales load)
Average Annual Return, Percent	2.61%	4.48%	2.83%
C000107171 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilmington Global Alpha Equities Fund — Class I
Average Annual Return, Percent	8.85%	5.92%	3.68%
C000107164 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilmington Municipal Bond Fund — Class A (including 4.5% maximum sales load)
Average Annual Return, Percent	(2.63%)	(0.00%)	0.86%
C000107165 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilmington Municipal Bond Fund — Class I
Average Annual Return, Percent	2.20%	1.17%	1.57%
C000107172 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilmington Large-Cap Strategy Fund — Class I
Average Annual Return, Percent	11.63%	15.20%	11.83%
Without Sales Load [Member] | C000015273 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilmington New York Municipal Bond Fund — Class A (excluding sales load)
Average Annual Return, Percent	1.43%	0.64%	1.08%
Without Sales Load [Member] | C000015057 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilmington International Fund — Class A (excluding sales load)
Average Annual Return, Percent	13.69%	8.86%	4.22%
Without Sales Load [Member] | C000015042 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilmington Enhanced Dividend Income Strategy Fund — Class A (excluding sales load)
Average Annual Return, Percent	7.88%	9.50%	5.71%
Without Sales Load [Member] | C000015051 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilmington Broad Market Bond Fund — Class A (excluding sales load)
Average Annual Return, Percent	7.40%	(0.65%)	1.15%
Without Sales Load [Member] | C000107168 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilmington Real Asset Fund — Class A (excluding sales load)
Average Annual Return, Percent	8.41%	7.15%	3.04%
Without Sales Load [Member] | C000107170 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilmington Global Alpha Equities Fund — Class A (excluding sales load)
Average Annual Return, Percent	8.59%	5.67%	3.41%
Without Sales Load [Member] | C000107164 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilmington Municipal Bond Fund — Class A (excluding sales load)
Average Annual Return, Percent	1.93%	0.92%	1.32%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Average Annual Return, Percent	11.94%	15.42%	12.03%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	8.02%	(0.67%)	1.54%
Standard And Poors Intermediate Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Standard & Poor’s Intermediate Municipal Bond Index
Average Annual Return, Percent	2.22%	1.32%	2.11%
Standard And Poors Intermediate Term New York AMT Free Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Standard & Poor’s Intermediate Term New York AMT-Free Municipal Bond Index
Average Annual Return, Percent	1.89%	1.44%	1.90%
Standard And Poors Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Standard & Poor's Municipal Bond Index
Average Annual Return, Percent	1.64%	1.20%	2.06%
MSCI ACWI ex US Net Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-US Net Index
Average Annual Return, Percent	11.93%	10.09%	4.83%
MSCI ACWI Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net)
Average Annual Return, Percent	11.84%	13.07%	8.63%
Real Asset Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Real Asset Blended Index
Average Annual Return, Percent	8.20%	7.84%	3.60%
Standard And Poors Investment Grade Intermediate Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Standard & Poor’s Investment Grade Intermediate Municipal Bond Index
Average Annual Return, Percent	2.15%	1.21%	2.04%
HFRX Equity Hedge Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HFRX Equity Hedge Index
Average Annual Return, Percent	5.35%	7.69%	3.18%
Bloomberg Commodity Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index
Average Annual Return, Percent	4.08%	13.74%	1.70%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index
Average Annual Return, Percent	8.55%	13.00%	8.36%